                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: _____/____/____  (a)

        or fiscal year ending:      12  / 31 / 98    (b)
                                    ---------------

Is this a transition report? (Y/N)     N
                                    -------

Is this an amendment to a previous filing? (Y/N)     Y
                                                  -------

Those items or sub-items with a box "[_]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A.     Registrant Name:         PFL Endeavor Platinum Variable Annuity Account

        B.     File Number: 811-        06032

        C.     Telephone Number:        319-297-8121

2.      A.     Street:  4333 Edgewood Road N.E.

        B.     City:    Cedar Rapids       C. State:  IA      D. Zip Code:  52499          Zip Ext: 0001

        E.    Foreign Country:                                   Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)   N
                                                               -----------------

4.  Is this the last filing on this form by Registrant? (Y/N)    N
                                                               -----------------

5.  Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                     -----------
    [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)   Y
                                                        ------------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) ___________ [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period? __________________

                                                         If filing more than one
                                                           Page 48, "X" box: [_]

For period ending    12/31/98
                  -----------------

File number 811-     06032
                -------------------


113.  A.  [_]  Trustee Name: ___________________________________________________

      B.  [_]  City:____________ State:______ Zip Code:___________ Zip Ext.:____

          [_]  Foreign Country: _____________ Foreign Postal Code:______________


113.  A.  [_]  Trustee Name: ___________________________________________________

      B.  [_]  City:____________ State:______ Zip Code:___________ Zip Ext.:____

          [_]  Foreign Country: _____________ Foreign Postal Code:______________


114.  A.  [_]  Principal Underwriter Name:  AFSG Securities Corporation
                                            ------------------------------------

      B.  [_]  File Number 8-       36562
                                -----------

      C.  [_]  City:Cedar Rapids State: IA    Zip Code: 52499      Zip Ext.:0001
                    ------------       ------          -----------          ----
          [_]  Foreign Country: _____________ Foreign Postal Code:______________

114.  A.  [_]  Principal Underwriter Name: _____________________________________

      B.  [_]  File Number 8-  ___________

      C.  [_]  City:____________ State:______ Zip Code:___________ Zip Ext.:____

          [_]  Foreign Country: _____________ Foreign Postal Code:______________


115.  A.  [_]  Independent Public Accountant Name: _____________________________

      B.  [_]  City:____________ State:______ Zip Code:___________ Zip Ext.:____

          [_]  Foreign Country: _____________ Foreign Postal Code:______________


115.  A.  [_]  Independent Public Accountant Name: _____________________________

      B.  [_]  City:____________ State:______ Zip Code:___________ Zip Ext.:____

          [_]  Foreign Country: _____________ Foreign Postal Code:______________

                                                         If filing more than one
                                                           Page 50, "X" box: [_]

For period ending   12/31/98
                  -------------

File number 811-    06032
                ---------------

123.  [_]  State the total value of the additional units considered in answering item 122 ($000's) omitted. $174,326
                                      --------

124.  [_]  State the total value of units of prior series that were placed in the portfolios of subsequent series
           during the current period (the value of these units is
           to be measured on the date they were placed in the
           subsequent series) ($000's omitted)                        $
                                              -----------------------------

125.  [_]  State the total dollar amount of sales loads collected
           (before reallowances to other brokers or dealers) by
           Registrant's principal underwriter and any underwriter
           which is an affiliated person of the principal
           underwriter during the current period solely from the
           sale of units of all series of Registrant ($000's
           omitted)                                                   $
                   --------------------------------------------------------

126.       Of the amount shown in item 125, state the total
           dollar amount of sales loads collected from secondary
           market operations in Registrant's units (include the
           sales loads, if any, collected on units of a prior
           series placed in the portfolio of a subsequent
           series.) ($000's omitted)                                  $
                                    ---------------------------------------

127.       List opposite the appropriate description below the
           number of series whose portfolios are invested
           primarily (based upon a percentage of NAV) in each
           type of security shown, the aggregate total assets at
           market value as of the date at or near the end of the
           current period of each such group of series and the
           total income distributions made by each such group of
           series during the current period (excluding
           distributions of realized gains, if any):                  $
                                                    -----------------------


                                                                 Number of       Total Assets         Total Income
                                                                   Series           ($000's          Distributions
                                                                                    -------
                                                                 Investing          omitted)        ($000's omitted)
                                                                 ---------     ----------------     ----------------
A.     U.S. Treasury direct issue                                 ________      $____________        $____________

B.     U.S. Government agency                                     ________      $____________        $____________

C.     tate and municipal tax-free                                ________      $____________        $____________

D.     Public utility debt                                        ________      $____________        $____________

E.     Brokers or dealers debt or
       debt of brokers' or dealers' parent                        ________      $____________        $____________

F.     All other corporate intermed. & long-term debt             ________      $____________        $____________

G.     All other corporate short-term debt                        ________      $____________        $____________

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers                           ________      $____________        $____________

I.     Investment company equity securities                       ________      $____________        $____________

J.     All other equity securities                                   1          $   329,578          $   2,948
                                                                  --------      -------------        -------------

K.     Other securities                                           ________      $____________        $____________

L.     Total assets of all series of registrant                   ________      $   329,578          $____________
                                                                                 ------------

                                                         If filing more than one
                                                           Page 51, "X" box: [_]

For period ending    12/31/98
                     --------------

File number 811-        06032
                     --------------

128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)__________________
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)______________________
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)_____________________________________________________
                                                                             Y/N

131.      Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted)           $ 4,346
                                                          ----------------------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

          811-          811-            811-            811-          811-

FORM N-SAR - PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT,
A SEPARATE ACCOUNT OF PFL LIFE INSURANCE COMPANY
FILE NO. 811- 06032



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 16th day of February, 1999.



                                      PFL LIFE INSURANCE COMPANY

                                      By:  /s/ Ronald L. Ziegler
                                           -----------------------------
                                           Ronald L. Ziegler
                                           Vice President and Actuary


Witness:


/s/ Frank A. Camp
--------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
PFL Life Insurance Company